CONSOLIDATED CONDENSED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 162,457	$ 87,886	$ 97,869
Accounts and notes receivable, net	249,623	168,562	183,923
Rig materials and supplies	40,202	28,860	29,947
Deferred costs	13,583	1,089	3,249
Deferred income taxes	13,473	8,742	6,650
Other tax assets	18,433	33,524	25,358
Assets held for sale	7,485	6,800	5,315
Other current assets	20,906	12,821	15,302
Total current assets	526,162	348,284	367,613
Property, plant and equipment, at cost:
Drilling equipment		1,165,924	1,094,366
Rental tools		337,874	310,429
Buildings, land and improvements		38,736	33,817
Other		56,819	57,111
Construction in progress		190,445	194,362
Property plant and equipment gross		1,789,798	1,690,085
Less accumulated depreciation and amortization	1,087,279	1,029,712	970,276
Property plant and equipment net	858,672	789,123	719,809
Other assets:
Deferred income taxes	107,763	95,295	108,311
Other noncurrent assets	42,783	23,031
Rig materials and supplies		8,980	10,395
Debt issuance costs		8,863	7,025
Other assets		3,403	3,093
Total other assets		116,541	128,824
Total assets	1,535,380	1,255,733	1,216,246
Current liabilities:
Current portion of long-term debt	0	10,000	145,723
Accounts payable and accrued liabilities	191,229	137,746	135,250
Accrued income taxes	7,261	4,120	4,837
Total current liabilities	198,490	151,866	285,810
Accounts payable		62,090	76,706
Accrued liabilities		75,656	58,544
Long-term debt	653,968	469,205	337,000
Other long-term liabilities	24,048	23,182	33,452
Long-term deferred tax liability	39,084	20,847	15,934
Commitments and contingencies
Stockholders' equity:
Common stock	20,050	19,818	19,508
Capital in excess of par value	654,750	646,217	637,042
Accumulated other comprehensive income	957	0
Accumulated deficit	(57,788)	(74,631)	(111,944)
Total controlling interest stockholders' equity	617,969	591,404	544,606
Preferred stock,value
Noncontrolling interest	1,821	(771)	(556)
Total equity	619,790	590,633	544,050
Total liabilities and stockholders' equity	1,535,380	1,255,733	1,216,246
Scenario, Previously Reported [Member]
Current assets:
Assets held for sale		11,550
Total current assets		353,034
Property, plant and equipment, at cost:
Less accumulated depreciation and amortization		1,003,640
Property plant and equipment net		786,158
Current liabilities:
Long-term deferred tax liability		$ 20,847